Loan Loss Charges - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ 20,382,127	$ 50,306,792	$ 43,670,035
Direct charge offs	2,880,454	2,567,431	1,611,797
Total	$ 23,262,581	$ 52,874,223	$ 45,281,832